Income Taxes	12 Months Ended
Dec. 31, 2016
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
INCOME TAXES

Notes 11 – INCOME TAXES

British Virgin Islands (“BVI”)

Under the current laws of BVI, China Customer Relations Centers, Inc. is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’s subsidiary, CBPO, is incorporated in Hong Kong and has no operating profit or tax liabilities during the period. CBPO is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong.

PRC

The Company’s subsidiary, VIE and VIE’s subsidiaries registered in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises (“HNTE”) supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%.

Taiying was granted the HNTE valid for three years starting from June 12, 2009 and successfully renewed the qualification of HNTE in the year of 2012, and subsequently in the year of 2015. The qualification of HNTE will be renewed after evaluation by relevant government authorities every three years. Taiying is entitled to a preferential EIT rate of 15%. Other PRC entities are subject to the 25% EIT rate of their taxable income.

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2016	2015	2014
Current	$1,554,060	1,447,633	$526,202
Deferred	(105,137)	(172,000)	109,657
Total	$1,448,923	1,275,633	$635,859

The reconciliations of the PRC statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Years Ended December 31,
	2016	2015	2014
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(7.36%)	(4.82%)	(8.10%)
Effect of expenses not deductible for tax purposes	0.39%	0.83%	2.10%
Effect of income not taxable	(0.49%)	(2.17%)	(3.89%)
Effect of additional deduction allowed for tax purposes	(2.66%)	-	-
Effect of valuation allowance on deferred income tax assets	0.00%	0.02%	4.98%
Effect of income tax rate difference under different tax jurisdictions	1.73%	2.62%	6.21%
Others	(1.61%)	(0.39%)	0.00%
Total	15.00%	21.09%	26.30%

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2016 and 2015.